Trade and other receivables - Movement in the allowance for doubtful debts (Details) - Trade and other receivables € in Thousands	12 Months Ended
Dec. 31, 2015 EUR (€)
Trade and other receivables
Balance at January 1	€ 87
Impairment losses reversed	€ (87)